9. Employee Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits
Employee Benefits

9.          Employee benefits

The following table shows the items of employee benefits for the years ended December 31:

	2018	2017	2016
Wages and salaries	10,027	7,475	7,445
Social security costs	1,092	931	807
	11,119	8,406	8,252

The employer’s contributions to pension insurance plans of €502 (2017: €438, 2016: €362) are classified as payments under a defined contribution plan, and are recognized as an expense.